Long term incentive plan (Details)	12 Months Ended
	Jun. 30, 2022 $ / shares shares	Jun. 30, 2022 $ / shares shares	Jun. 30, 2021 $ / shares shares
Stock Option [Member]
Statement [Line Items]
Grant date	Jun. 09, 2017	Jun. 09, 2017	Dec. 22, 2015
Expiration date	Jun. 09, 2022	Jun. 09, 2022	Dec. 22, 2020
Exercise price | $ / shares		$ 0.66	$ 0.56
Opening balance	900,000	900,000	630,001
Granted (Expired or Cancelled)	(25,000)	(25,000)	(557,826)
Exercised	(875,000)	(875,000)	(72,175)
Closing balance	0	0	0
Stock Option 1 [Member]
Statement [Line Items]
Grant date	Mar. 26, 2019	Mar. 26, 2019	Jun. 09, 2017
Expiration date	Mar. 26, 2024	Mar. 26, 2024	Jun. 09, 2022
Exercise price | (per share)	$ 1.00		$ 0.66
Opening balance	580,000	580,000	1,810,000
Granted (Expired or Cancelled)	0	0	(470,000)
Exercised	0	0	(440,000)
Closing balance	580,000	580,000	900,000
Stock Option 2 [Member]
Statement [Line Items]
Grant date	Mar. 19, 2021	Mar. 19, 2021	Mar. 26, 2019
Expiration date	Mar. 19, 2024	Mar. 19, 2024	Mar. 26, 2024
Exercise price | (per share)	$ 3.60		$ 1.00
Opening balance	1,300,000	1,300,000	1,185,000
Granted (Expired or Cancelled)	0	0	(315,000)
Exercised	0	0	(290,000)
Closing balance	1,300,000	1,300,000	580,000
Stock Option 3 [Member]
Statement [Line Items]
Grant date	May 11, 2022	May 11, 2022	Mar. 19, 2021
Expiration date	May 11, 2025	May 11, 2025	Mar. 19, 2024
Exercise price | (per share)	$ 2.50		$ 3.60
Opening balance	0	0	0
Closing balance	30,000	30,000	1,300,000
Awarded	30,000	30,000	1,300,000
Total [Member]
Statement [Line Items]
Opening balance	2,780,000	2,780,000	3,625,001
Granted (Expired or Cancelled)	(25,000)	(25,000)	(1,342,826)
Exercised	(875,000)	(875,000)	(802,175)
Closing balance	1,910,000	1,910,000	2,780,000
Awarded	30,000	30,000	1,300,000